Stock-Based Compensation - Company's Stock Option Activity and Changes (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Beginning Balance, Number of Options Outstanding	4,989,900
Options granted, Number of Options	741,700
Options exercised, Number of Options	(1,770,400)
Options forfeited, Number of Options	(78,300)
Ending Balance, Number of Options Outstanding	3,882,900	4,989,900
Vested and expected to vest, Number of Options	3,865,900
Exercisable, Number of Options	2,420,900
Beginning Balance, Weighted Average Exercise Price Outstanding	$ 76.57
Options granted, Weighted Average Exercise Price	$ 77.00
Options exercised, Weighted Average Exercise Price	$ 73.24
Options forfeited, Weighted Average Exercise Price	$ 89.93
Ending Balance, Weighted Average Exercise Price Outstanding	$ 77.90	$ 76.57
Vested and expected to vest, Weighted Average Exercise Price	$ 77.91
Exercisable, Weighted Average Exercise Price	$ 80.44
Weighted Average Remaining Contractual Term Outstanding	6 years 2 months 12 days	5 years 9 months 18 days
Vested and expected to vest, Weighted Average Remaining Contractual Term	6 years 2 months 12 days
Exercisable, Weighted Average Remaining Contractual Term	4 years 10 months 24 days
Beginning Balance, Aggregate Intrinsic Value Outstanding	$ 23
Ending Balance, Aggregate Intrinsic Value Outstanding	112	23
Vested and Expected to Vest, Aggregate Intrinsic Value	112
Exercisable, Aggregate Intrinsic Value	$ 64